Pacer Nasdaq International Patent Leaders ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
China - 11.2%
BYD Co. Ltd. - Class H	6,794	$99,876
Lenovo Group Ltd.	24,978	32,201
PetroChina Co. Ltd. - Class H	41,934	40,972
Ping An Insurance Group Co. of China Ltd. - Class H	14,024	96,382
Tencent Holdings Ltd.	14,902	1,044,089
Xiaomi Corp. - Class B (a)(b)	37,970	257,084
		1,570,604

Finland - 0.3%
Nokia OYJ	10,539	43,153

France - 9.9%
Cie de Saint-Gobain SA	940	107,595
Cie Generale des Etablissements Michelin SCA	1,390	49,587
L'Oreal SA	925	411,002
Safran SA	754	249,105
Sanofi SA	2,193	197,309
Schneider Electric SE	1,022	266,209
Thales SA	386	103,871
		1,384,678

Germany - 9.8%
BASF SE	1,711	84,274
Bayer AG	1,899	59,271
Bayerische Motoren Werke AG	1,101	105,392
Evonik Industries AG	952	18,980
Fresenius Medical Care AG	593	30,101
Infineon Technologies AG	2,475	97,826
Merck KGaA	264	33,231
SAP SE	2,056	588,454
Siemens AG	1,395	358,035
		1,375,564

Japan - 25.0%(c)
Aisin Corp.	1,563	21,756
Asahi Kasei Corp.	2,811	19,675
Bridgestone Corp.	1,368	55,618
Canon, Inc.	2,520	71,857
Dai Nippon Printing Co. Ltd.	1,092	16,876
Daikin Industries Ltd.	556	68,670
Denso Corp.	5,508	75,096
Disco Corp.	211	63,734
Ebara Corp.	966	17,936
ENEOS Holdings, Inc.	5,479	28,834
FANUC Corp.	1,903	53,897
Fuji Electric Co. Ltd.	312	15,677
FUJIFILM Holdings Corp.	2,403	50,291
Fujitsu Ltd.	3,877	84,970
Hitachi Ltd.	8,153	253,943
Honda Motor Co. Ltd.	9,815	102,120
Idemitsu Kosan Co. Ltd.	2,685	17,249
JFE Holdings, Inc.	1,334	15,476
Kao Corp.	913	41,230
Kawasaki Heavy Industries Ltd.	348	25,662
Komatsu Ltd.	1,833	59,135
Kyocera Corp.	2,990	35,729
Mitsubishi Chemical Group Corp.	3,135	17,197
Mitsubishi Electric Corp.	3,980	88,204
Mitsubishi Heavy Industries Ltd.	6,195	149,124
Murata Manufacturing Co. Ltd.	3,786	56,928
NEC Corp.	2,595	75,699
NIDEC CORP	2,327	44,951
Nippon Steel Corp.	2,108	40,811
Nippon Telegraph & Telephone Corp.	163,793	165,857
Nissan Motor Co. Ltd. (a)	7,660	16,336
Nitto Denko Corp.	1,427	29,723
Olympus Corp.	2,288	27,485
Panasonic Holdings Corp.	4,741	45,288
Renesas Electronics Corp.	3,653	45,202
SCREEN Holdings Co. Ltd.	212	16,842
Sekisui Chemical Co. Ltd.	917	16,008
Shin-Etsu Chemical Co. Ltd.	3,648	106,319
SoftBank Group Corp.	2,690	210,669
Sony Group Corp.	10,792	263,502
Sumitomo Electric Industries Ltd.	1,579	39,349
Takeda Pharmaceutical Co. Ltd.	2,978	82,942
TDK Corp.	3,816	46,991
Terumo Corp.	2,864	48,639
Tokyo Electron Ltd.	863	156,404
TOPPAN Holdings, Inc.	612	16,611
Toray Industries, Inc.	3,331	22,928
Toyota Motor Corp.	26,641	476,376
		3,501,816

Netherlands - 5.7%
Airbus Group SE	1,396	280,452
ASML Holding NV	665	465,281
Koninklijke Philips NV	1,843	48,584
		794,317

South Korea - 7.3%
Hyundai Motor Co.	397	60,976
Kia Corp.	768	56,653
LG Chem Ltd.	146	31,741
LG Corp.	322	18,389
LG Electronics, Inc.	342	19,088
POSCO Holdings, Inc.	160	35,593
Samsung Electronics Co. Ltd.	10,128	521,444
Samsung SDI Co. Ltd.	149	21,596
SK Hynix, Inc.	1,308	257,959
		1,023,439

Sweden - 0.3%
Telefonaktiebolaget LM Ericsson - Class B	6,033	43,966

Switzerland - 10.4%
ABB Ltd.	3,322	218,890
Nestle SA	4,387	384,015
Novartis AG	3,619	419,666
Roche Holding AG	1,206	381,733
STMicroelectronics NV	1,781	45,639
Swatch Group AG	62	11,060
		1,461,003

Taiwan - 14.4%
AUO Corp.	16,870	6,783
Delta Electronics, Inc.	4,973	94,470
Hon Hai Precision Industry Co. Ltd.	25,550	152,371
MediaTek, Inc.	2,977	136,644
Taiwan Semiconductor Manufacturing Co. Ltd.	41,151	1,599,302
Wistron Corp.	6,090	25,097
		2,014,667

United Kingdom - 5.4%
AstraZeneca PLC	2,669	399,152
British American Tobacco PLC	3,975	212,084
GSK PLC	7,502	140,489
		751,725
TOTAL COMMON STOCKS (Cost $12,481,295)		13,964,932

PREFERRED STOCKS - 0.2%
Germany - 0.2%
Henkel AG & Co. KGaA, 0.00%	373	28,767
TOTAL PREFERRED STOCKS (Cost $29,048)		28,767

TOTAL INVESTMENTS - 99.9% (Cost $12,510,343)		13,993,699
Other Assets in Excess of Liabilities - 0.1%		20,332
TOTAL NET ASSETS - 100.0%		$14,014,031
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2025, the value of these securities total $257,084 or 1.8% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer Nasdaq International Patent Leaders ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$13,964,932	$–	$–	$13,964,932
Preferred Stocks	28,767	–	–	28,767
Total Investments	$13,993,699	$–	$–	$13,993,699

Refer to the Schedule of Investments for further disaggregation of investment categories.